Analysis of performance by segment - Revenue (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Analysis of operating segments
Gross premiums earned	$ 12,241	$ 11,521
Outward reinsurance premiums	(919)	(898)
Earned premiums, net of reinsurance	11,322	10,623
Other income	253	331
Total revenue	11,575	10,954
Interest income	1,380	1,457
Dividend and other investment income	950	573
Investment (depreciation) appreciation	(26,900)	(1,292)
Total revenue, net of reinsurance	(12,995)	11,692
CPL
Analysis of operating segments
Prudential's share of revenue	1,605	1,307
Asset management business
Analysis of operating segments
Other income	181	234
Operating segments after elimination of intra-group amounts, before unallocated
Analysis of operating segments
Gross premiums earned	12,241	11,521
Outward reinsurance premiums	(919)	(898)
Earned premiums, net of reinsurance	11,322	10,623
Other income	253	331
Total revenue	11,575	10,954
Interest income	1,377	1,457
Dividend and other investment income	931	573
Investment (depreciation) appreciation	(26,928)	(1,292)
Total revenue, net of reinsurance	(13,045)	11,692
Operating segments after elimination of intra-group amounts, before unallocated | Hong Kong
Analysis of operating segments
Gross premiums earned	4,672	4,776
Outward reinsurance premiums	(771)	(767)
Earned premiums, net of reinsurance	3,901	4,009
Other income	14	24
Total revenue	3,915	4,033
Operating segments after elimination of intra-group amounts, before unallocated | Indonesia
Analysis of operating segments
Gross premiums earned	809	871
Outward reinsurance premiums	(18)	(28)
Earned premiums, net of reinsurance	791	843
Other income	4	5
Total revenue	795	848
Operating segments after elimination of intra-group amounts, before unallocated | Malaysia
Analysis of operating segments
Gross premiums earned	934	929
Outward reinsurance premiums	(29)	(22)
Earned premiums, net of reinsurance	905	907
Other income		1
Total revenue	905	908
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Analysis of operating segments
Gross premiums earned	3,616	2,934
Outward reinsurance premiums	(70)	(55)
Earned premiums, net of reinsurance	3,546	2,879
Other income	9	10
Total revenue	3,555	2,889
Operating segments after elimination of intra-group amounts, before unallocated | Growth markets and other
Analysis of operating segments
Gross premiums earned	2,210	2,011
Outward reinsurance premiums	(31)	(26)
Earned premiums, net of reinsurance	2,179	1,985
Other income	45	57
Total revenue	2,224	2,042
Operating segments after elimination of intra-group amounts, before unallocated | Eastspring
Analysis of operating segments
Other income	181	234
Total revenue	181	234
Operating segments | Hong Kong
Analysis of operating segments
Interest income	510	528
Dividend and other investment income	338	214
Investment (depreciation) appreciation	(17,752)	(1,444)
Total revenue, net of reinsurance	(12,989)	3,331
Operating segments | Indonesia
Analysis of operating segments
Interest income	39	46
Dividend and other investment income	103	33
Investment (depreciation) appreciation	(144)	(135)
Total revenue, net of reinsurance	793	792
Operating segments | Malaysia
Analysis of operating segments
Interest income	115	117
Dividend and other investment income	103	101
Investment (depreciation) appreciation	(557)	(280)
Total revenue, net of reinsurance	566	846
Operating segments | Singapore
Analysis of operating segments
Interest income	395	462
Dividend and other investment income	321	186
Investment (depreciation) appreciation	(6,134)	817
Total revenue, net of reinsurance	(1,863)	4,354
Operating segments | Growth markets and other
Analysis of operating segments
Interest income	317	303
Dividend and other investment income	66	39
Investment (depreciation) appreciation	(2,324)	(259)
Total revenue, net of reinsurance	284	2,125
Operating segments | Eastspring
Analysis of operating segments
Interest income	1	1
Investment (depreciation) appreciation	(17)	9
Total revenue, net of reinsurance	271	350
Inter-segment elimination
Analysis of operating segments
Total revenue	(107)	(106)
Total revenue, net of reinsurance	(107)	(106)
Inter-segment elimination | Growth markets and other
Analysis of operating segments
Total revenue	(1)
Inter-segment elimination | Eastspring
Analysis of operating segments
Total revenue	(106)	$ (106)
Unallocated to a segment (central operations)
Analysis of operating segments
Interest income	3
Dividend and other investment income	19
Investment (depreciation) appreciation	28
Total revenue, net of reinsurance	$ 50